MFRA NQM DEPOSITOR, LLC ABS-15G

Exhibit 99.01

EXECUTIVE SUMMARY

DESCRIPTION OF SERVICES

(1) Type of assets that were reviewed.

AMC Diligence, LLC (“AMCD”) or its subsidiary, through acquisition on December 18, 2015, JCIII & Associates, LLC (“JCIII”; formerly known as JCIII & Associates, Inc.; and together with AMC Diligence, LLC referred to collectively as “AMC”) performed due diligence services as described below utilizing various scopes of review. All of these mortgage loans, which were originated by multiple parties, were purchased by MFA Financial Inc. (“Client”) in multiple bulk transactions and were reviewed by AMC on behalf of such party. The mortgage loans were reviewed via files imaged and provided by the Client or its designee for review.

(2) Sample size of the assets reviewed.

The diligence review (the “Review”) was conducted on a portion of the securitization mortgage loan population reviewed by AMC. The total population covered during the Review varied by mortgage loan scope. The Client may have utilized multiple third-party review (“TPR”) firms for the securitization and AMC did not review all of the mortgage loans in the securitization loan population for a specific scope of review.

The mortgage loan review sample was broken down into the following review scopes:

▪	“Compliance Review”:	1,753 mortgage loans
▪	“Collection Comment Review”:	64 mortgage loans

Throughout the securitization process, the Client may have removed or added various mortgage loans from the securitization population for reasons that are unknown to AMC. AMC’s disclosures herein reflect findings on the securitization population (as known by AMC) as of the date hereof.

(3) Determination of the sample size and computation.

The Compliance Review was conducted consistent with the criteria for the NRSRO(s) identified in Item 3 of this Form ABS Due Diligence-15E.

(4) Origination of the assets and conformity to stated underwriting or credit extension guidelines, standards, criteria or other requirements: review and methodology.

N/A

(5) Value of collateral securing the assets: review and methodology.

N/A

(6) Compliance of the originator of the assets with federal, state and local laws and regulations: review and methodology.

Please be advised that AMC did not make a determination as to whether the mortgage loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated below. There can be no assurance that the Review uncovered all relevant factors relating to the origination of the mortgage loans, their compliance with applicable law and regulations and the original appraisals relating to the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by AMC are dependent upon its receiving complete and accurate data regarding the mortgage loans from mortgage loan originators and other third parties upon which AMC is relying in reaching such findings.

Please be further advised that AMC does not employ personnel who are licensed to practice law in the various jurisdictions, and the findings set forth in the reports prepared by AMC do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to AMC. Information contained in any AMC report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such mortgage loan or mortgage loans, shall be made solely by the Client, or other agreed upon party, that has engaged AMC to prepare its reports pursuant to its instructions and guidelines. The Client, or other agreed upon party, acknowledges and agrees that the scoring models

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applied by AMC are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use. AMC does not make any representation or warranty as to the value of any mortgage loan or mortgage loan’s collateral that has been reviewed by AMC.

AMC reviewed each mortgage loan to determine, as applicable, to the extent possible and subject to the caveats below, whether the mortgage loan complies with:

FOR APPLICATION DATES BEFORE JANUARY 10, 2014 (1,753 Mortgage Loans)

(I) Federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026, as set forth below:

a)	Rescission (§1026.23):
i)	failure to provide the right of rescission notice;
ii)	failure to provide the right of rescission notice in a timely manner and to the correct consumer(s);
iii)	errors in the right of rescission notice;
iv)	failure to provide the correct form of right of rescission notice;
v)	failure to provide the three (3) business day rescission period; and
vi)	any material disclosure violation on a rescindable loan that gives rise to the right of rescission under TILA, which means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, the HOEPA disclosures;
b)	TIL Disclosure (§§1026.17, 18 and 19) as applicable for loans with application dates prior to October 3, 2015:
i)	review and comparison of the initial and final TIL disclosures, and any re-disclosed TIL(s);
ii)	proper execution by all required parties;
iii)	principal and interest calculations, and proper completion of the interest rate and payment summary; and
iv)	timing of initial and re-disclosed TIL(s);
c)	Tolerances (§§1026.18, 22 and 23):
i)	inaccurate Annual Percentage Rate (APR) outside of applicable tolerance by comparing disclosed APR to re-calculated APR; and
ii)	inaccurate Finance Charge outside of applicable tolerance by comparing disclosed Finance Charge to re-calculated Finance Charge;
d)	High-cost Mortgage (§§1026.31, 32 and 33):
i)	points and fees threshold test;
ii)	APR threshold test;
iii)	prepayment penalty test; and
iv)	compliance with the disclosure requirements, limitation on terms and prohibited acts or practices in connection with a high-cost mortgage;
e)	Higher-priced Mortgage Loan (§1026.35):
i)	APR threshold test; and
ii)	compliance with the escrow account and appraisal requirements;

(II) Federal Real Estate Settlement Procedures Act (“RESPA”), as implemented by Regulation X, 12 C.F.R. Part 1024, as set forth below:

a)	Good Faith Estimate (GFE) (§1024.7) as applicable for loans with application dates prior to October 3, 2015:
i)	confirm the presence of the current GFE form in effect at the time of origination;
ii)	verify GFE was provided to the borrower(s) within three (3) business days of application;
iii)	verify all sections of the GFE were accurately completed and that information was reflected in the appropriate locations;
iv)	determine whether a valid and properly documented changed circumstance accompanies any changes to loan terms and/or fees on any revised GFEs over the applicable tolerance(s); and
v)	confirm the presence of a settlement service provider list, as applicable.
b)	Final HUD-1/A Settlement Statement (HUD) (§1024.8) as applicable for loans with application dates prior to October 3, 2015:
i)	confirm current applicable HUD form was provided;
ii)	determination that the loan file contains the final HUD;
iii)	escrow deposit on the final HUD matches the initial escrow statement amount; and
iv)	verify all sections of the final HUD were accurately completed and that information was reflected in the appropriate locations.

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c)	GFE and Final HUD Comparison (§1024.7) as applicable for loans with application dates prior to October 3, 2015:
i)	review changes disclosed on the last GFE provided to the borrower(s) to determine that such changes were within the allowed tolerances;
ii)	confirm loan terms and fees disclosed on the third page of the final HUD accurately reflect how such items were disclosed on the referenced GFE, page 2 of the final HUD and loan documents; and
iii)	review any documented cure of a tolerance violation to determine that the proper reimbursement was made and a revised HUD was provided at or within 30 days of settlement.
d)	Additional RESPA/Regulation X Disclosures and Requirements (§1024.6, 15, 17, 20, and 33):
i)	confirm the presence of the Servicing Disclosure Statement form in the loan file;
ii)	verify the Servicing Disclosure Statement was provided to the borrower(s) within three (3) business days of application;
iii)	confirm the presence of the Special Information Booklet in the loan file or that the loan file contains documentary evidence that the disclosure was provided to the borrower;
iv)	confirm the Special Information Booklet was provided within three (3) business days of application;
v)	confirm the presence of the Affiliated Business Arrangement Disclosure in the loan file in the event the lender has affiliated business arrangements;
vi)	confirm the Affiliated Business Arrangement Disclosure was provided no later than three (3) business days of application;
vii)	confirm the Affiliated Business Arrangement Disclosure is executed; and
viii)	confirm the presence of the Initial Escrow Disclosure Statement in the loan file and proper timing.

(III) The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations;

(IV) The disclosure requirements and prohibitions of state, county and municipal laws and ordinances with respect to “high-cost” loans, “covered” loans, “higher-priced” loans, “home” loans or any other similarly designated loan as defined under such authorities, or subject to any other laws that were enacted to combat predatory lending, as may have been amended from time to time;

(V) Federal and state specific late charge and prepayment penalty provisions;

(VI) Document Review

AMC reviewed each mortgage loan file and verified if the following documents, if applicable, for the Review scope in question at the time of review, were included in the file and if the data on these documents was consistent:

▪	Initial application (1003);
▪	Final application (1003);
▪	Note;
▪	Appraisal;
▪	Sales contract;
▪	Title/Preliminary Title;
▪	Initial TIL;
▪	Final TIL;
▪	Final HUD-1;
▪	Initial and final GFE’s;
▪	Right of Rescission Disclosure;
▪	Mortgage/Deed of Trust;
▪	Mortgage Insurance;
▪	Tangible Net Benefit Disclosure;
▪	FACTA disclosures; and
▪	Certain other disclosures related to the enumerated tests set forth herein.

(8) Other: review and methodology.

Collection Comment Review: AMC performed a pre-acquisition review utilizing individual mortgage loan collection comments provided by the servicer in order to provide a brief summary outlining current performance status, the borrower’s ability to pay, relative future/current risk (including hardship, life changes, etc.), possible servicer remedies, loss mitigation efforts, and modifications.

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The final review results reflected in the Overall Review Results Summary herein may include additional exceptions identified after AMC’s initial review was completed where loan level issues were identified by external parties as a result of separate, distinct quality control evaluation of the loan files. In such cases, any additional exceptions cited by any such quality control evaluation would either be reflected (i) as an open exception or (ii) remediated if required documentation and/or curative actions were provided to AMC. The exception totals reflected herein, and corresponding Exception Rating, include exceptions that were so subsequently identified, if any. Please note that only a limited number of loans, if any, reflected in the Review Results Summary were subject to such external quality control evaluations.

SUMMARY OF FINDINGS & CONCLUSIONS OF REVIEW

There were 1,753 mortgage loans in the final compliance population reviewed by AMC. Of the 1,753 mortgage loans reviewed for compliance, 1,415 were reviewed by AMCD and 338 were reviewed by JCIII. AMCD utilized their current due diligence platform (Clarity – 1,132 loans) and their legacy due diligence platform (TIGRE – 283 loans) for this review.

OVERALL REVIEW RESULTS SUMMARY (1,753 Mortgage Loans)

There were 1,753 mortgage loans in the securitization population reviewed by AMC. After all documents were presented, under the applicable Fitch & DBRS NRSRO grading criteria 302 (17.23%) had an Overall grade of “A”, 1,284 (73.25%) had an Overall grade of “B”, 45 (2.57%) loans had exceptions that generated an Overall grade of “C”, and 122 (6.96%) had an Overall grade of “D”.

NRSRO Grade	Loan Count	% of Loans
A	302	17.23%
B	1284	73.25%
C	45	2.57%
D	122	6.96%
Total	1,753	100.00%

COMPLIANCE RESULTS SUMMARY (1,753 Mortgage Loans)

Pursuant to the applicable NRSRO criteria, AMC graded certain compliance exceptions as non-material based upon seasoning of the mortgage loans. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer. The time period is not limited for claims, other than rescission, which may be raised as a defense to foreclosure. Information contained in any AMC report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan.

AMC Consolidated (1,753 Mortgage Loans)

NRSRO Grade	Loan Count	% of Loans
A	302	17.23%
B	1284	73.25%
C	45	2.57%
D	122	6.96%
Total	1,753	100.00%

AMC Diligence, LLC - Clarity (1,132 Mortgage Loans)

NRSRO Grade	Loan Count	% of Loans
A	124	10.95%
B	910	80.39%
C	12	1.06%

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D	86	7.60%
Total	1,132	100.00%

AMC Diligence, LLC – TIGRE (283 Mortgage Loans)

NRSRO Grade	Loan Count	% of Loans
A	157	55.48%
B	88	31.10%
C	14	4.95%
D	24	8.48%
Total	283	100.00%

JCIII & Associates, LLC (338 Mortgage Loans)

NRSRO Grade	Loan Count	% of Loans
A	21	6.21%
B	286	84.62%
C	19	5.62%
D	12	3.55%
Total	338	100.00%

COMPLIANCE EXCEPTION SUMMARY (1,753 Mortgage Loans)

The summaries below detail the exceptions from the Compliance Review that would have resulted in a “B”, “C”, or “D” grade for a given mortgage loan. Please note that exception grades of EV1, EV2, and EV3 may not result in a corresponding “B”, “C”, or “D” grade per relevant rating agency guidelines due to considerations including statute of limitations and specific characteristics of ratings by a given NRSRO. Also note that some mortgage loans may have multiple exceptions and, as a result, may have an exception or multiple exceptions in any one exception category.

AMC Diligence, LLC - Clarity (1,132 Mortgage Loans)

The following exceptions were noted on the mortgage loans included in the Compliance Review performed by AMCD.

Exception Type	Final Exception Rating	Exception Category	Total
Compliance	D	Missing, Incorrect, or Incomplete HUD-1	86
		Total Compliance Grade (D) Exceptions:	86
	C	State Defect	12
		Missing, Incorrect, or Incomplete HUD-1	7
		Missing Required Data (other than HUD-1 or Note)	2
		Loan Package Documentation	1
		State Late Charge	1
		Total Compliance Grade (C) Exceptions:	23
	B	TILA	925
		Missing Application Date	603
		RESPA	382
		Missing, Incorrect, or Incomplete GFE	228
		FACTA	207
		Missing, Incorrect, or Incomplete Final TIL	186
		TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	172

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LTV Test	109
Misc. State Level	67
Missing, Incorrect, or Incomplete Initial TIL	61
Missing Non-Required Data	55
State Defect	26
State Late Charge	22
Final TIL Estimated	14
Missing Required Data (other than HUD-1 or Note)	12
1003	10
Missing, Incorrect, or Incomplete Final or Initial 1003	8
TIL	5
TIL-MDIA	2
FHA	1
Legal / Regulatory / Compliance	1
Missing Disclosure	1
Missing Required Data	1
Total Compliance Grade (B) Exceptions:	3,098
Total Compliance Exceptions:	3,207

AMC Diligence, LLC – TIGRE (283 Mortgage Loans)

The following exceptions were noted on the mortgage loans included in the Compliance Review performed by AMCD.

Exception Type	Final Exception Rating	Exception Category	Total
Compliance	D	Incomplete File	8
		Missing, Incorrect, or Incomplete HUD-1	5
		Total Compliance Grade (D) Exceptions:	11
	C	State Defect	6
		State Late Charge	9
		Total Compliance Grade (C) Exceptions:	15
	B	FACTA	15
		FHA	7
		GSE	29
		Missing, Incorrect, or Incomplete Final TIL	12
		RESPA	1
		State Prepayment	5
		TILA	50
		TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	17
		Total Compliance Grade (B) Exceptions:	136
Total Compliance Exceptions:			162

JCIII & Associates, LLC (338 Mortgage Loans)

The following exceptions were noted on the mortgage loans included in the Compliance Review performed by JCIII.

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Exception Type	Final Exception Rating	Exception Category	Total
Compliance	D	Missing, Incorrect, or Incomplete HUD-1	12
		Missing, Incorrect, or Incomplete Note	1
		Total Compliance Grade (D) Exceptions:	13
	C	State Defect	10
		State Late Charge	21
		Total Compliance Grade (C) Exceptions:	31
	B	FACTA	84
		Misc. State Level	980
		Missing Disclosure	86
		Missing, Incorrect, or Incomplete Final TIL	14
		Missing, Incorrect, or Incomplete GFE	76
		Missing, Incorrect, or Incomplete Initial TIL	193
		RESPA	59
		State HPML	1
		TILA	41
		TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	15
		Total Compliance Grade (B) Exceptions:	1,549
Total Compliance Exceptions:			1,593

COLLECTION COMMENT REVIEW SUMMARY (64 Mortgage Loans)

Of the mortgage loans subject to the collection comment review, 58 mortgage loans (90.63%) triggered an EV1 or EV2 exception level, and 6 mortgage loans (9.38%) triggered an EV3.

Servicing Review Grade	Loan Count	% of Loans
3	6	9.38%
2	4	6.25%
1	54	84.38%
Total	64	100.00%

Exception	Total
Collection Comments - Incomplete -	5
Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	1
Total Credit Grade (3) Exceptions:	6

ADDITIONAL SUMMARY (AMC Clarity Population – (1,132 Mortgage Loans)

Some % of Loans may not add to 100% due to rounding

Amortization Type	Loan Count	% of Loans
Fixed	613	54.15%
Adjustable	519	45.85%
Total	1,132	100.00%

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Lien Position	Loan Count	% of Loans
1	1,130	99.82%
2	1	0.09%
Unknown	1	0.09%
Total	1,132	100.00%

Loan Purpose	Loan Count	% of Loans
Cash Out: Debt Consolidation	284	25.09%
Cash Out: Home Improvement/Renovation	8	0.71%
Cash Out: Other/Multi-purpose/Unknown Purpose	283	25.00%
Limited Cash-Out	1	0.09%
First Time Home Purchase	146	12.90%
Other-than-first-time Home Purchase	220	19.43%
Rate/Term Refinance - Lender Initiated	2	0.18%
Rate/Term Refinance - Borrower Initiated	160	14.13%
Construction to Permanent	16	1.41%
Unavailable	12	1.06%
Total	1,132	100.00%

Original Term	Loan Count	% of Loans
0-120 Months	5	0.44%
121-180 Months	24	2.12%
181-240 Months	12	1.06%
241-360 Months	1,061	93.73%
361+ Months	30	2.65%
Total	1,132	100.00%

Property Type	Loan Count	% of Loans
Single Family Detached	744	65.72%
Co-op	4	0.35%
Condo, Low Rise	51	4.51%
Condo, High Rise	3	0.27%
PUD	126	11.13%
Townhouse	6	0.53%
Single-wide Manufactured Housing	3	0.27%
1 Family Attached	23	2.03%
2 Family	43	3.80%
3 Family	7	0.62%
4 Family	4	0.35%
Land	10	0.88%
Unavailable	108	9.54%
Total	1,132	100.00%

Occupancy	Loan Count	% of Loans
Primary	1,064	93.99%
Investment	52	4.59%
Second Home	15	1.33%

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Unknown	1	0.09%
Total	1,132	100.00%

ADDITIONAL SUMMARY (AMC TIGRE Population – 283 Mortgage Loans)

Some % of Loans may not add to 100% due to rounding

Amortization Type	Loan Count	% of Loans
Fixed	161	56.89%
Adjustable	122	43.11%
Total	283	100.00%

Lien Position	Loan Count	% of Loans
1	279	99.29%
2	2	0.71%
Unknown	2	0.71%
Total	283	100.00%

Loan Purpose	Loan Count	% of Loans
Cash Out: Other/Multi-purpose/Unknown Purpose	172	61.21%
Purchase	80	28.47%
Rate/Term Refinance	25	8.90%
Construction to Permanent	1	0.36%
Unavailable	5	1.76%
Total	283	100.00%

Original Term	Loan Count	% of Loans
121-180 Months	16	5.65%
181-240 Months	9	3.18%
241-360 Months	254	89.75%
361+ Months	4	1.41%
Total	283	100.00%

Property Type	Loan Count	% of Loans
Single Family Detached	190	67.14%
Commercial	1	0.35%
Condo, Low Rise	10	3.53%
PUD	24	8.48%
Townhouse	2	0.71%
Single-wide Manufactured Housing	2	0.71%
2 Family	11	3.89%
3 Family	5	1.77%
4 Family	1	0.35%

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Single Family Attached	2	0.71%
Unavailable	35	12.37%
Total	283	100.00%

Occupancy	Loan Count	% of Loans
Primary	265	93.64%
Investment	12	4.24%
Second Home	4	1.41%
Unavailable	2	0.71%
Total	283	100.00%

ADDITIONAL SUMMARY (JCIII Population - 338 Mortgage Loans)

Some % of Loans may not add to 100% due to rounding

Amortization Type	Loan Count	% of Loans
Fixed	113	33.43%
Adjustable	225	66.57%
Total	338	100.00%

Lien Position	Loan Count	% of Loans
1	338	100.00%
Total	338	100.00%

Loan Purpose	Loan Count	% of Loans
Cash Out: Other/Multi-purpose/Unknown Purpose	217	64.20%
Purchase	82	24.26%
Rate/Term Refinance	39	11.54%
Total	338	100.00%

Original Term	Loan Count	% of Loans
121-180 Months	6	1.78%
181-240 Months	12	3.55%
241-360 Months	316	93.49%
361+ Months	4	1.18%
Total	338	100.00%

Property Type	Loan Count	% of Loans
Unknown	338	100.00%
Total	338	100.00%

Occupancy	Loan Count	% of Loans
Primary	543	94.43%
Investment	24	4.17%

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Second Home	5	0.87%
Unknown	3	0.52%
Total	338	100.00%

Property Type	Loan Count	% of Loans
Single Family Detached	275	81.36%
PUD	22	6.51%
Condo (Low Rise)	10	2.96%
Manufactured Housing	2	0.59%
2 Family	13	3.85%
Condo (High Rise)	2	0.59%
3 Family	3	0.89%
PUD Attached	4	1.18%
Townhouse	2	0.59%
Mixed Use	1	0.30%
Single Family Attached	4	1.18%
Total	338	100.00%

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